Cash Flow Information - Schedule of Net Changes In Working Capital Items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Changes In Working Capital Items [Abstract]
Receivables and prepaid expenses	$ (1,128,861)	$ (1,003,980)
Accounts payables and accrued liabilities	(144,665)	1,156,444
Net changes in working capital	$ (1,273,526)	$ 152,464